               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2006
        Check here if Amendment [ ] Amendment Number: ________________

                       This Amendment (Check only one):
                           [  ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
-------------------------
(Signature)
Birmingham, AL
February 9, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total:

      $ 152,664 (thousands)

List of Other Included Managers: None

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

           Column 1            Column 2 Column 3  Column 4          Column 5       Column 6  Column 7          Column 8
------------------------------ -------- --------- ---------         --------      ---------- --------      ----------------
           Name of             Title of             Value   Shrs or          Put/ Investment  Other        Voting authority
            Issuer              Class    CUSIP    (x $1000) prn amt  SH/PRN  Call Discretion Managers Sole      Shared      None
------------------------------ -------- --------- --------- ------- -------- ---- ---------- -------- ---- ---------------- ----
Allstate Corp                   Common  020002101  13,510   207,500    SH            Sole              X
Ambac Finl Grp Inc              Common  023139108   6,502    73,000    SH            Sole              X
Anadarko Petroleum Corp         Common  032511107  12,229   281,000    SH            Sole              X
Argonaut Group Inc              Common  040157109     568    16,289    SH            Sole              X
Bank of America Corp            Common  060505104   9,226   172,800    SH            Sole              X
CIT Group Inc                   Common  125581108  10,875   195,000    SH            Sole              X
Cummins Inc.                    Common  231021106   8,450    71,500    SH            Sole              X
Delta Apparel Inc.              Common  247368103     518    30,300    SH            Sole              X
Encana Corp                     Common  292505104   3,115    67,800    SH            Sole              X
Encore Wire Corp                Common  292562105     902    41,000    SH            Sole              X
General Maritime Corp           Common  Y2692M103  10,557   300,000    SH            Sole              X
Home Depot Inc                  Common  437076102   6,024   150,000    SH            Sole              X
Indymac Bancorp Inc             Common  456607100   2,732    60,500    SH            Sole              X
Lowe's Cos Inc                  Common   54861107   4,657   149,500    SH            Sole              X
MI Schottenstein Home Inc       Common  55305B101   2,521    66,000    SH            Sole              X
MBIA Inc                        Common  55262C100  11,310   154,800    SH            Sole              X
MGIC Investment Corp Wisconsin  Common  552848103   8,543   136,600    SH            Sole              X
OMI Corp                        Common  Y6476W104   1,101    52,000    SH            Sole              X
PMI Group Inc (The)             Common  69344M101   2,028    43,000    SH            Sole              X
Premium Standard Farms Inc      Common  74060C105     389    20,963    SH            Sole              X
Radian Group Inc.               Common  750236101   8,518   158,000    SH            Sole              X
Safeco Corp                     Common  786429100  10,352   165,500    SH            Sole              X
Steel Dynamics Inc              Common  858119100   4,673   144,000    SH            Sole              X
Torchmark Corp                  Common  891027104   4,081    64,000    SH            Sole              X
US Bancorp                      Common  902973304   5,197   143,600    SH            Sole              X
Westlake Chemical Corp          Common  960413102   4,086   130,200    SH            Sole              X